Taxation - Income tax (benefit) expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation
Deferred income tax (benefit)	¥ (5,451)			¥ (1,032)
Total	¥ (5,451)	$ (790)	¥ 0	¥ (1,032)